Key developments (Tables)	6 Months Ended
Jun. 30, 2023
Key developments
Schedule of total assets acquired, net of liabilities assumed

January 19, 2023
Cash and cash equivalents	$4,080
Amounts receivable	5,869
Inventory	1,261
Financial Assets	47,494
Mineral Interest	587,817
Loan receivable	10,231
Amounts payable and other liabilities	(11,133)
Lease obligation	(460)
Income tax payable	(351)
Total assets acquired, net of liabilities assumed	$644,808

Schedule of purchase consideration

Number of Triple Flag shares issued to Maverix shareholders	45,097,390
Value of Triple Flag shares issued to Maverix shareholders	491,111
Cash consideration paid to Maverix shareholders	86,666
Cash paid to retire Maverix credit facility	46,608
Maverix share options exchanged for Triple Flag replacement share options[1]	6,709
Maverix warrants exercisable for 1,800,000 Triple Flag shares	7,938
Transaction costs	5,776
Purchase consideration	$644,808

[1]Valued using Black Scholes.